RELATED PARTY TRANSACTIONS (Detail Textuals) (USD $)	9 Months Ended		12 Months Ended			1 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Jan. 25, 2012 Divinerune Inc.	Jun. 21, 2012 Abarta Partners I	Jul. 15, 2011 Chief Executive Officer	Sep. 30, 2012 Chief Executive Officer	Sep. 30, 2011 Chief Executive Officer	Jan. 25, 2012 Divine Rune Inc.
Related Party Transaction [Line Items]
Interest expense related to the promissory note				$ 15,363	$ 24,719
Common stock issued in exchange for settlement of related party convertible promissory notes and accrued interest (in shares)				382,075
Related party convertible promissory notes and accrued interest				925,000
Sale of common stock (in shares)							592,943
Common stock, purchase price (in dollars per share)							$ 2.60
Gross proceeds from common stock issued and sold	2,145,956						1,542,600
Convertible promissory note issued to related party in advance for working capital purposes									0	250,000
Number of common stock called by warrants											16,667
Exercise price of warrants											4.26
Term of warrant						3 years
Number of common stock issued and sold								175,439
Net proceeds from sale of common stock	$ 2,145,956	$ 2,000,000	$ 3,900,000	$ 2,101,000	$ 4,735,000			$ 500,000